Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.20688%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,306,330.50

Principal:
Principal Collections	$17,672,162.67
Prepayments in Full	$7,950,470.02
Liquidation Proceeds	$439,638.13
Recoveries	$47,312.68
Sub Total	$26,109,583.50
Collections	$27,415,914.00

Purchase Amounts:
Purchase Amounts Related to Principal	$189,585.38
Purchase Amounts Related to Interest	$896.43
Sub Total	$190,481.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,606,395.81

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,606,395.81
Servicing Fee	$473,909.39	$473,909.39	$0.00	$0.00	$27,132,486.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,132,486.42
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,132,486.42
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,132,486.42
Interest - Class A-3 Notes	$350,948.15	$350,948.15	$0.00	$0.00	$26,781,538.27
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$26,628,930.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,628,930.27
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$26,568,019.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,568,019.02
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$26,521,046.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,521,046.02
Regular Principal Payment	$24,262,235.69	$24,262,235.69	$0.00	$0.00	$2,258,810.33
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,258,810.33
Residual Released to Depositor	$0.00	$2,258,810.33	$0.00	$0.00	$0.00
Total		$27,606,395.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,262,235.69
Total					$24,262,235.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,262,235.69	$63.51	$350,948.15	$0.92	$24,613,183.84	$64.43
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$24,262,235.69	$18.42	$611,440.40	$0.46	$24,873,676.09	$18.88

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$316,644,944.88	0.8289135	$292,382,709.19	0.7653998
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$502,974,944.88	0.3819589	$478,712,709.19	0.3635342

Pool Information
Weighted Average APR	2.818%	2.815%
Weighted Average Remaining Term	36.32	35.48
Number of Receivables Outstanding	36,206	35,431
Pool Balance	$568,691,267.93	$542,029,192.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$530,740,304.97	$506,078,138.14
Pool Factor	0.4004027	0.3816305

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$8,130,437.88
Yield Supplement Overcollateralization Amount	$35,951,054.01
Targeted Overcollateralization Amount	$63,316,482.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,316,482.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$410,219.58
(Recoveries)		98	$47,312.68
Net Loss for Current Collection Period			$362,906.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7658%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5811%
Second Prior Collection Period			1.0399%
Prior Collection Period			0.4568%
Current Collection Period			0.7842%
Four Month Average (Current and Prior Three Collection Periods)			0.7155%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,379	$10,892,560.57
(Cumulative Recoveries)			$1,193,840.45
Cumulative Net Loss for All Collection Periods			$9,698,720.12
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6829%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,578.63
Average Net Loss for Receivables that have experienced a Realized Loss			$4,076.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.46%	404	$7,887,567.38
61-90 Days Delinquent	0.19%	54	$1,008,620.00
91-120 Days Delinquent	0.06%	13	$340,711.27
Over 120 Days Delinquent	0.09%	26	$507,568.58
Total Delinquent Receivables	1.80%	497	$9,744,467.23

Repossession Inventory:
Repossessed in the Current Collection Period		24	$506,357.19
Total Repossessed Inventory		52	$1,092,355.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2402%
Prior Collection Period			0.2127%
Current Collection Period			0.2625%
Three Month Average			0.2384%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month Trigger
1-12 1.00%
13-24 1.75%
25-36 3.25%
37+ 5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3426%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer